EMPLOYEE OPTIONS (Details) - Summary of Stock Option Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Stock Option Activity [Abstract]
Outstanding at beginning of period (in Shares)	9,814,999	8,375,000	8,815,000
Outstanding at beginning of period	$ 0.09	$ 0.09	$ 0.09
Granted (in Shares)	430,000	2,475,000	450,000
Granted	$ 0.37	$ 0.13	$ 0.10
Exercised	$ 0.00	$ 0.00	$ 0.00
Exercised (in Shares)	0	0	0
Forfeited/ Cancelled (in Shares)	0	(1,035,001)	(890,000)
Forfeited/ Cancelled	$ 0.00	$ 0.07	$ 0.08
Outstanding at period end (in Shares)	10,244,999	9,814,999	8,375,000
Outstanding at period end	$ 0.12	$ 0.09	$ 0.09
Outstanding at period end (in Dollars)	$ 981,500	$ 3,268,799	$ 83,750
Outstanding at period end	6 years 211 days	1 year 6 months	1 year 6 months
Options vested and exercisable at period end (in Shares)	8,212,496	7,523,323	6,057,494
Options vested and exercisable at period end	$ 0.09	$ 0.09	$ 0.09
Options vested and exercisable at period end (in Dollars)	$ 793,108	$ 2,708,396	$ 60,575
Options vested and exercisable at period end	6 years 98 days	0 years	0 years
Weighted average grant-date fair value of options granted during the period	$ 0.26	$ 0.27	$ 0.10